Business combinations - Summary of fair values of the identifiable assets and liabilities (Details) - EUR (€) € in Thousands	Jan. 12, 2023	Apr. 29, 2022	Apr. 28, 2022	Apr. 06, 2022	Jun. 09, 2021	May 06, 2021	Mar. 02, 2021
Aforoa Ltd
Business combinations
Technology	€ 2,718
Other tangible assets	6
Cash	48
Liabilities	(345)
Deferred tax liability, net	(340)
Net assets acquired	2,087
Goodwill	4,236
Consideration transferred	€ 6,323
Vaix Limited
Business combinations
Customer base				€ 1,630
Technology				6,785
Brand				1,006
Other tangible assets				539
Cash				689
Liabilities				(1,791)
Deferred tax liability, net				(1,298)
Net assets acquired				7,560
Goodwill				32,766
Consideration transferred				€ 40,326
Ortec Sports B.V.
Business combinations
Customer base			€ 582
Technology			1,978
Brand			383
Other tangible assets			696
Liabilities			(255)
Deferred tax liability, net			(746)
Net assets acquired			2,638
Goodwill			3,079
Consideration transferred			€ 5,717
NSoft Group
Business combinations
Customer base		€ 4,509
Technology		8,706
Brand		2,513
Property and equipment		2,624
Other tangible assets		5,155
Cash		1,868
Other liabilities		(3,523)
Deferred tax liability, net		(1,096)
Net assets acquired		20,756
Goodwill		13,471
Non-controlling interest (30%)		(6,227)
Consideration transferred		€ 28,000
Fresh Eight Limited
Business combinations
Customer base							€ 4,863
Technology							3,402
Property and equipment							69
Trade receivables							377
Contract assets and other assets							176
Cash							152
Current liabilities							(327)
Deferred tax liability, net							(1,570)
Net assets acquired							7,142
Goodwill							13,168
Consideration transferred							€ 20,310
Atrium Sports Inc
Business combinations
Customer base						€ 16,477
Technology						56,540
Brand						1,679
Property and equipment						3,537
Trade receivables						1,974
Contract assets and other assets						3,899
Cash						1,087
Current liabilities						(10,567)
Non-current liabilities						(1,253)
Deferred tax liability, net						(15,605)
Net assets acquired						57,768
Goodwill						134,451
Consideration transferred						€ 192,219
Interact Sport Pty Ltd
Business combinations
Customer base					€ 793
Technology					966
Brand					73
Trade receivables					222
Contract assets and other assets					359
Cash					107
Current liabilities					(435)
Deferred tax liability, net					(550)
Net assets acquired					1,535
Goodwill					3,606
Consideration transferred					€ 5,141